Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2023 (Unaudited)
COMMON STOCKS – 97.4%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.1%
Andes Technology Corp. (Taiwan)	67,915	$1,060,098
eMemory Technology Inc. (Taiwan)	42,986	3,418,005
Faraday Technology Corp. (Taiwan)	158,731	1,839,320
HPSP Co. Ltd. (South Korea)	49,786	1,681,287
SK Hynix Inc. (South Korea)	30,521	3,331,000
StarPower Semiconductor Ltd. (China)	60,298	1,530,869
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	711,680	13,644,010
		$26,504,589
BANKS – 10.8%
Alinma Bank (Saudi Arabia)	165,762	$1,711,700
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	407,841	4,101,227
HDFC Bank Ltd. (India)	224,204	4,590,806
ICICI Bank Ltd. (India)	249,528	2,981,809
Vietnam Technological & Commercial Joint Stock Bank (Vietnam) (a)	1,224,989	1,604,062
		$14,989,604
REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.7%
Aldar Properties PJSC (United Arab Emirates)	1,404,508	$2,045,911
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	292,256	1,160,522
Phoenix Mills (The) Ltd. (India)	214,238	5,775,168
Prestige Estates Projects Ltd. (India)	109,462	1,549,634
Vincom Retail JSC (Vietnam) (a)	1,460,378	1,401,190
Vinhomes JSC (Vietnam) (a),(b)	902,267	1,605,290
		$13,537,715
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 7.7%
Samsung Electronics Co. Ltd. (South Korea)	175,948	$10,679,488
BROADLINE RETAIL – 6.6%
MercadoLibre Inc. (Brazil) (a)	2,404	$3,777,982
Mitra Adiperkasa Tbk PT (Indonesia)	14,017,319	1,629,675
PDD Holdings Inc. (China) (a),(c)	26,127	3,822,642
		$9,230,299
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 5.0%
Chroma ATE Inc. (Taiwan)	436,075	$3,019,173
Daejoo Electronic Materials Co. Ltd. (South Korea)	20,734	1,380,970
OPT Machine Vision Tech Co. Ltd. (China)	80,021	1,257,791
0

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
Zhejiang Supcon Technology Co. Ltd. (China)	192,981	$1,227,667
		$6,885,601
INTERACTIVE MEDIA & SERVICES – 4.5%
Tencent Holdings Ltd. (China)	163,942	$6,189,609
HOTELS, RESTAURANTS & LEISURE – 4.3%
H World Group Ltd. (China)	361,252	$1,207,896
MakeMyTrip Ltd. (India) (a)	60,431	2,839,049
Meituan (China) (a),(b)	190,399	1,998,957
		$6,045,902
OIL, GAS & CONSUMABLE FUELS – 4.3%
Reliance Industries Ltd. (India)	191,420	$5,941,285
METALS & MINING – 3.7%
Ivanhoe Mines Ltd. (South Africa) (a)	433,205	$4,201,113
Merdeka Copper Gold Tbk PT (Indonesia) (a)	5,619,927	985,170
		$5,186,283
IT SERVICES – 3.0%
FPT Corp. (Vietnam)	273,035	$1,080,606
Globant S.A. (Argentina) (a)	13,067	3,109,685
		$4,190,291
CHEMICALS – 2.7%
Arcadium Lithium PLC (Jersey, C.I.) (a)	187,387	$1,431,460
Bioceres Crop Solutions Corp. (Argentina) (a)	90,567	1,243,485
Ganfeng Lithium Group Co. Ltd. (China) (b)	289,382	1,093,269
		$3,768,214
MACHINERY – 2.3%
MTAR Technologies Ltd. (India) (a)	46,441	$1,231,676
Shenzhen Inovance Technology Co. Ltd. (China)	214,722	1,903,609
		$3,135,285
CAPITAL MARKETS – 1.6%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	766,630	$2,293,734
INSURANCE – 1.6%
AIA Group Ltd. (Hong Kong)	259,710	$2,260,226

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
CONSTRUCTION & ENGINEERING – 1.5%
Samsung Engineering Co. Ltd. (South Korea) (a)	95,071	$2,129,712
CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.4%
Raia Drogasil S.A. (Brazil)	314,357	$1,902,993
ELECTRICAL EQUIPMENT – 1.4%
Sungrow Power Supply Co. Ltd. (China)	153,486	$1,886,163
SOFTWARE – 1.3%
TOTVS S.A. (Brazil) (a)	262,349	$1,819,480
TEXTILES, APPAREL & LUXURY GOODS – 1.1%
Samsonite International S.A. (United States) (a),(b)	478,342	$1,578,157
HEALTH CARE PROVIDERS & SERVICES – 1.1%
Apollo Hospitals Enterprise Ltd. (India)	21,893	$1,499,764
ENTERTAINMENT – 0.8%
Sea Ltd. (Singapore) (a),(c)	27,938	$1,131,489
HEALTH CARE EQUIPMENT & SUPPLIES – 0.8%
Ray Co. Ltd. (South Korea) (a)	63,853	$1,129,306
GROUND TRANSPORTATION – 0.8%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	517,416	$1,060,671
FINANCIAL SERVICES – 0.3%
Jio Financial Services Ltd. (India) (a)	157,368	$439,965
TOTAL COMMON STOCKS–97.4% (Cost $121,458,047)		$135,415,825

Polar Capital Emerging Market Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
PREFERRED STOCKS – 2.3%
BANKS – 2.3%
Itau Unibanco Holding S.A. (Brazil) (a)	467,036	$3,249,403
TOTAL INVESTMENTS–99.7% (Cost $123,924,258)		$138,665,228
Other Assets and Liabilities, net – 0.3%		$438,871
NET ASSETS–100.0%		$139,104,099

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS
December 31, 2023 (Unaudited)
COMMON STOCKS – 94.7%	Shares	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 19.0%
Andes Technology Corp. (Taiwan)	656	$10,240
eMemory Technology Inc. (Taiwan)	373	29,659
Faraday Technology Corp. (Taiwan)	1,664	19,282
HPSP Co. Ltd. (South Korea)	413	13,947
SK Hynix Inc. (South Korea)	233	25,429
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5,476	104,983
		$203,540
BANKS – 9.9%
Alinma Bank (Saudi Arabia)	1,172	$12,103
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	3,435	34,542
HDFC Bank Ltd. (India)	1,696	34,727
ICICI Bank Ltd. (India)	2,059	24,605
		$105,977
REAL ESTATE MANAGEMENT & DEVELOPMENT – 9.3%
Aldar Properties PJSC (United Arab Emirates)	10,839	$15,789
Corp. Inmobiliaria Vesta S.A.B. de C.V. (Mexico)	3,857	15,316
Phoenix Mills (The) Ltd. (India)	1,360	36,661
Prestige Estates Projects Ltd. (India)	790	11,184
Vincom Retail JSC (Vietnam) (a)	10,924	10,481
Vinhomes JSC (Vietnam) (a),(b)	5,661	10,072
		$99,503
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 8.8%
Samsung Electronics Co. Ltd. (South Korea)	1,556	$94,444
OIL, GAS & CONSUMABLE FUELS – 4.5%
Reliance Industries Ltd. (India)	1,548	$48,047
METALS & MINING – 4.4%
Ivanhoe Mines Ltd. (South Africa) (a)	3,817	$37,016
Merdeka Copper Gold Tbk PT (Indonesia) (a)	58,810	10,310
		$47,326
BROADLINE RETAIL – 4.4%
MercadoLibre Inc. (Brazil) (a)	19	$29,859
Mitra Adiperkasa Tbk PT (Indonesia)	147,559	17,156
		$47,015

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 3.8%
Chroma ATE Inc. (Taiwan)	3,482	$24,108
Daejoo Electronic Materials Co. Ltd. (South Korea)	246	16,384
		$40,492
ELECTRICAL EQUIPMENT – 3.7%
KEI Industries Ltd. (India)	354	$13,817
Voltronic Power Technology Corp. (Taiwan)	160	8,898
WEG S.A. (Brazil)	2,221	16,872
		$39,587
HEALTH CARE PROVIDERS & SERVICES – 3.2%
Apollo Hospitals Enterprise Ltd. (India)	200	$13,701
Oncoclinicas do Brasil Servicos Medicos S.A. (Brazil) (a)	7,682	20,587
		$34,288
SPECIALTY RETAIL – 2.8%
Ethos Ltd. (India) (a)	834	$20,922
Mobile World Investment Corp. (Vietnam)	5,500	9,692
		$30,614
HOTELS, RESTAURANTS & LEISURE – 2.8%
MakeMyTrip Ltd. (India) (a)	635	$29,832
CONSUMER STAPLES DISTRIBUTION & RETAIL – 2.7%
Nahdi Medical Co. (Saudi Arabia)	442	$16,139
Raia Drogasil S.A. (Brazil)	2,201	13,324
		$29,463
CHEMICALS – 2.5%
Arcadium Lithium PLC (Jersey, C.I.) (a)	1,888	$14,422
Bioceres Crop Solutions Corp. (Argentina) (a)	883	12,124
		$26,546
IT SERVICES – 2.4%
Globant S.A. (Argentina) (a)	107	$25,464
CONSTRUCTION & ENGINEERING – 2.0%
Samsung Engineering Co. Ltd. (South Korea) (a)	938	$21,012

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
COMMON STOCKS — Continued	Shares	Fair Value
CAPITAL MARKETS – 1.7%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	6,002	$17,958
SOFTWARE – 1.4%
TOTVS S.A. (Brazil) (a)	2,213	$15,348
TRANSPORTATION INFRASTRUCTURE – 1.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. (Mexico)	1,158	$12,259
ENTERTAINMENT – 1.0%
Nusantara Sejahtera Raya Tbk PT (Indonesia) (a),(b)	325,338	$5,790
Sea Ltd. (Singapore) (a),(c)	135	5,467
		$11,257
GROUND TRANSPORTATION – 1.0%
Grupo Traxion S.A.B. de C.V. (Mexico) (a),(b)	5,290	$10,844
HEALTH CARE EQUIPMENT & SUPPLIES – 1.0%
Ray Co. Ltd. (South Korea) (a)	598	$10,576
MACHINERY – 0.9%
MTAR Technologies Ltd. (India) (a)	369	$9,786
FINANCIAL SERVICES – 0.4%
Jio Financial Services Ltd. (India) (a)	1,460	$4,082
TOTAL COMMON STOCKS–94.7% (Cost $937,356)		$1,015,260

Polar Capital Emerging Market ex-China Stars Fund
PORTFOLIO OF INVESTMENTS  (Continued)
December 31, 2023 (Unaudited)
PREFERRED STOCKS – 2.2%
BANKS – 2.2%
Itau Unibanco Holding S.A. (Brazil) (a)	3,484	$24,240
TOTAL INVESTMENTS–96.9% (Cost $958,311)		$1,039,500
Other Assets and Liabilities, net – 3.1%		$32,755
NET ASSETS–100.0%		$1,072,255

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	This security represents the common stock of a foreign company which trades directly or through an American Depositary Receipt ("ADR") on the over-the-counter market or on a U.S. national securities exchange.